Contingencies and Provisions	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Contingencies and Provisions	Contingencies and Provisions
Beginning in October 2021, the Company and certain of the Company's officers and directors were named as defendants to an application for authorization to bring a securities class action filed before the Superior Court of Québec. The application was sought on behalf of purchasers of the Company's securities, and based upon allegations that the defendants made false and/or misleading statements to the public, both on the primary and secondary market. The plaintiffs sought unspecified damages. On June 16, 2025, the Company and the plaintiffs agreed in principle that the Company would pay $7,568 in full and final settlement of the proceedings, inclusive of class counsel fees, notice and administration costs, fees, and expenses relating to the settlement or the litigation. The Company paid the settlement amount of $7,568 in escrow in July 2025. The settlement was approved by the Superior Court of Québec in November 2025.
On October 22, 2021, CloudofChange, LLC, a non-practising entity, filed a patent infringement lawsuit against the Company in the Western District of Texas. The patents at issue in the suit were U.S. Patents Nos. 9,400,640, 10,083,012 and 11,226,793. These patents generally related to web-based point of sale builder systems. Separately, the Company applied for inter partes review of all three patents by the U.S. Patent Trial and Appeal Board (the "PTAB"). The PTAB issued final written decisions finding all asserted claims of all three patents unpatentable and, in December 2025, the PTAB's decisions were affirmed by the United States Court of Appeals for the Federal Circuit. The lawsuit was dismissed by the United States District Court for the Western District of Texas on January 7, 2026.
The Company is involved in other litigation and claims in the normal course of business. Management is of the opinion that any resulting provisions and ultimate settlements would not materially affect the financial position and operating results of the Company.
Except as indicated, the Company has not recognized a provision for the above-referenced matters.
Restructuring
During the fiscal years ended March 31, 2026 and March 31, 2025, the Company implemented a reorganization to streamline the Company's operating model while continuing to focus on profitable growth. The restructuring expense consisted primarily of cash severance costs. The majority of the expected charges associated with the reorganization have been incurred.
Provision for severance

	2026	2025
	$	$

Balance - Beginning of fiscal year	1,715	2,591
Expensed during the year	5,632	17,503
Paid during the year	(5,224)	(18,379)

Balance - End of fiscal year	2,123	1,715
The provision is included in accounts payable and accrued liabilities in the provisions and other category in note 17.